Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	Year ended December 31
	2025	2024	2023
National sales
Mid–distillates (1)	26,792	28,672	32,606
Gasoline and turbo fuels (1)	16,044	17,804	23,129
Natural gas	3,439	4,096	4,358
Services	3,301	3,877	3,233
Energy transmission services (2)	3,266	3,226	2,770
Fuel gas service	1,363	1,083	989
Asphalts	912	794	938
Plastic and rubber	872	920	1,225
LPG and propane	512	631	762
Roads and construction services (2)	368	330	350
Polyethylene	304	329	314
Aromatics	160	247	298
Fuel oil	23	21	36
Crude oil	—	—	128
Other products	682	626	608
	58,038	62,656	71,744
Foreign sales
Crude oil	40,324	48,805	49,560
Roads and construction services (2)	6,402	5,465	4,761
Energy transmission services (2)	5,269	6,134	5,667
Fuel oil	3,491	3,920	4,029
Plastic and rubber	1,229	1,231	1,394
Diesel	696	1,203	4,097
LPG and propane	501	347	302
Cash flow hedges (3)	412	(345)	(468)
Natural gas	102	46	105
Gasoline and turbo fuels	70	360	193
Other products	3,160	3,508	1,805
	61,656	70,674	71,445
	119,694	133,330	143,189
(1)	Includes the compensation received from the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the mechanisms of settlement between importers of ordinary motor gasoline and diesel and the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish), and the methodology for calculating the net position, which can be positive or negative, as described on Note 4.17. As of December 31, 2025, the value recognized by price differential corresponds to $2,929 (2024: $7,525; 2023: $20,531). The balance of the trade receivable for this concept is detailed in Note 7.
(2)	It corresponds to the revenue related to the energy transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedging for future exports (Note 30.3) for $150 (2024: ($239)); (2023: ($480)) and operations with derivative financial instruments for $262 (2024: $(106); (2023: $11).

Schedule of sales by geographic areas

	Year ended December 31
	2025	%	2024	%	2023	%
Colombia	58,038	48.5%	62,656	47.0%	71,745	50.1%
United States	27,379	22.9%	27,094	20.3%	24,992	17.5%
China	7,708	6.4%	8,387	6.3%	13,944	9.7%
Brazil	6,977	5.8%	6,919	5.2%	5,444	3.8%
India	6,025	5.0%	8,900	6.7%	6,377	4.5%
Singapore and other Asian countries	5,925	5.0%	7,009	5.3%	8,520	6.0%
Peru	2,359	2.0%	2,330	1.7%	2,864	2.0%
Chile	2,208	1.8%	2,396	1.8%	2,322	1.6%
Other South America countries	1,961	1.6%	4,564	3.4%	1,594	1.1%
Central America and the Caribbean	691	0.6%	412	0.3%	2,637	1.8%
Europe	423	0.4%	2,663	2.0%	2,750	1.9%
	119,694	100.0%	133,330	100.0%	143,189	100.0%